Note 7 - Financial results	12 Months Ended
Dec. 31, 2024
Note 7 - Financial results
Note 7 - Financial results

7     Financial results

	Year ended December 31,
	2024	2023	2022
Interest income	229,835	201,852	86,112
Net result on changes in FV of financial assets at FVPL	12,484	11,622	(6,092)
Finance income	242,319	213,474	80,020
Finance cost	(61,212)	(106,862)	(45,940)
Net foreign exchange transactions results	61,395	218,383	15,654
Net foreign exchange derivatives contracts results	(12,727)	(8,974)	(25,666)
Other	(100,719)	(95,044)	(30,108)
Other financial results, net	(52,051)	114,365	(40,120)
Net financial results	129,056	220,977	(6,040)

Finance Income: In 2024, 2023 and 2022 includes $40.7 million, $61.2 million and $33.0 million of interest related to instruments carried at FVPL, respectively.

In 2024, 2023 and 2022 includes $88.2 million, $30.9 million and $5.1 million of interest related to instruments carried at FVOCI, respectively.

In 2022 also includes a realized loss of $10.5 million related to the change in FV of certain financial instruments obtained in an operation of settlement of trade receivables.

Net foreign exchange transactions results: In 2024 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the Brazilian real depreciation against the U.S. dollar on Brazilian denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, offset by changes in currency translation adjustment reserve from an Italian subsidiary.

In 2023 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the Brazilian real appreciation against the U.S. dollar on Brazilian denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, offset by changes in currency translation adjustment reserve from an Italian subsidiary.

In 2022 mainly includes result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by changes in currency translation adjustment reserve from an Italian subsidiary.

Net foreign exchange derivatives contracts results: In 2024 includes mainly losses on derivatives covering net receivables, fiscal and other liabilities in Brazilian real.

In 2023 includes mainly losses on derivatives covering net receivables in Brazilian real.

In 2022 includes mainly losses on derivatives covering net receivables in Brazilian real and net liabilities in Euro and Japanese yen.

Other: In 2024 includes approximately $84 million related to result of U.S. dollar denominated Argentine bonds used to cancel commercial debt. For more information see note 29.

In 2024 also includes a $16 million loss related to a fee payable in connection with a collection involving the Company’s Mexican subsidiary. See note III.A.(iv).

In 2023 and 2022 includes a net loss of $94.7 million and $29.8 million, respectively, related to the transfer of Argentine sovereign bonds paid as dividend in kind from Argentinian subsidiaries to its foreign shareholders.